VARIABLE INTEREST ENTITIES ("VIEs") - Balance Sheet of Variable Interest Entity (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash	$ 96,648	$ 246,954	$ 65,710	$ 40,686
Restricted cash	141,114	155,627
Vessels and equipment, net	1,535,757	1,588,923
Total assets	2,240,817	2,427,371	2,252,708
LIABILITIES AND EQUITY
Accrued liabilities	27,229	32,240
Current portion of long-term debt	75,451	118,850
Amounts due to related parties	1,237	0
Non-current debt	1,196,899	1,252,184
Total liabilities	1,481,300	1,579,770
Total equity	759,517	847,601	$ 604,429	$ 596,515
Total liabilities and equity	2,240,817	2,427,371
PT Golar Indonesia
ASSETS
Cash	19,599	16,016
Restricted cash	10,209	10,270
Vessels and equipment, net	248,526	269,624
Other assets	2,699	4,348
Total assets	281,033	300,258
LIABILITIES AND EQUITY
Accrued liabilities	6,474	11,675
Current portion of long-term debt	14,303	19,759
Amounts due to related parties	83,334	107,838
Non-current debt	73,247	82,741
Other liabilities	638	515
Total liabilities	177,996	222,528
Total equity	103,037	77,730
Total liabilities and equity	$ 281,033	$ 300,258